Operating costs	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Operating costs
27.	Operating costs

	2019	2018	2017
Commission costs	1,269,309	750,103	455,241
Operating losses and provisions	23,332	9,989	7,148
Other costs	313,419	181,154	117,491

Clearing house fees	201,083	96,896	71,419
Third parties’ services	76,669	53,124	28,953
Other	35,667	31,134	17,119

Total	1,606,060	941,246	579,880